Losses and Loss Adjustment Expenses - Net Incurred Losses and Loss Adjustment Expense Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prior Period
Net losses paid, prior period									$ 1,413,500	$ 1,609,009	$ 1,158,614
Prior periods									10,748	34,105	(209,359)
Current Period
Net losses paid, current period									71,989	179,461	176,172
Net incurred losses and LAE, current period									405,178	580,074	533,081
Total
Net losses paid									1,485,489	1,788,470	1,334,786
Net change in case and LAE reserves									(540,187)	(528,583)	(472,420)
Net change in IBNR reserves									(687,624)	(794,704)	(506,794)
Increase (reduction) in estimates of net ultimate losses									257,678	465,183	355,572
Increase (reduction) in provisions for unallocated LAE									(31,550)	(56,502)	(59,788)
Amortization of deferred charge assets and deferred gain liabilities									43,246	37,744	13,781
Amortization of fair value adjustments									27,506	50,573	7,493
Changes in fair value - fair value option									119,046	117,181	6,664
Total net incurred losses and LAE	$ 76,248	$ 109,686	$ 186,692	$ 43,300	$ 48,068	$ 163,258	$ 146,554	$ 256,299	415,926	614,179	323,722
Run-off
Prior Period
Net losses paid, prior period									1,064,911	1,182,804	838,812
Net change in case and LAE reserves, prior period									(449,610)	(553,996)	(552,124)
Net change in IBNR reserves, prior period									(742,417)	(847,893)	(573,127)
Increase (reduction) in estimates of net ultimate losses, prior period									(127,116)	(219,085)	(286,439)
Increase (reduction) in provisions for unallocated LAE, prior period									(48,407)	(57,844)	(65,401)
Prior periods									(175,523)	(276,929)	(351,840)
Current Period
Net losses paid, current period									9,990	64,820	5
Net change in case and LAE reserves, current period									(3,470)	23,105	4,704
Net change in IBNR reserves, current period									24,003	35,194	7,742
Increase (reduction) in estimates of net ultimate losses, current period									30,523	123,119	12,451
Increase (reduction) in provisions for unallocated LAE, current period									(358)	440	0
Net incurred losses and LAE, current period									30,165	123,559	12,451
Total
Net losses paid									1,074,901	1,247,624	838,817
Net change in case and LAE reserves									(453,080)	(530,891)	(547,420)
Net change in IBNR reserves									(718,414)	(812,699)	(565,385)
Increase (reduction) in estimates of net ultimate losses									(96,593)	(95,966)	(273,988)
Increase (reduction) in provisions for unallocated LAE									(48,765)	(57,404)	(65,401)
Amortization of deferred charge assets and deferred gain liabilities									0	0	0
Amortization of fair value adjustments									0	0	0
Changes in fair value - fair value option									0	0	0
Total net incurred losses and LAE									(145,358)	(153,370)	(339,389)
Legacy Underwriting
Prior Period
Net losses paid, prior period									348,589	426,205	319,802
Net change in case and LAE reserves, prior period									(145,778)	(109,695)	(87,386)
Net change in IBNR reserves, prior period									(205,920)	(208,308)	(114,831)
Increase (reduction) in estimates of net ultimate losses, prior period									(3,109)	108,202	117,585
Increase (reduction) in provisions for unallocated LAE, prior period									(418)	(2,666)	(3,042)
Prior periods									(3,527)	105,536	114,543
Current Period
Net losses paid, current period									61,999	114,641	176,167
Net change in case and LAE reserves, current period									58,671	112,003	162,386
Net change in IBNR reserves, current period									236,710	226,303	173,422
Increase (reduction) in estimates of net ultimate losses, current period									357,380	452,947	511,975
Increase (reduction) in provisions for unallocated LAE, current period									17,633	3,568	8,655
Net incurred losses and LAE, current period									375,013	456,515	520,630
Total
Net losses paid									410,588	540,846	495,969
Net change in case and LAE reserves									(87,107)	2,308	75,000
Net change in IBNR reserves									30,790	17,995	58,591
Increase (reduction) in estimates of net ultimate losses									354,271	561,149	629,560
Increase (reduction) in provisions for unallocated LAE									17,215	902	5,613
Amortization of deferred charge assets and deferred gain liabilities									0	0	0
Amortization of fair value adjustments									0	0	0
Changes in fair value - fair value option									0	0	0
Total net incurred losses and LAE									371,486	562,051	635,173
Corporate & Other
Total
Net losses paid									0	0	0
Net change in case and LAE reserves									0	0	0
Net change in IBNR reserves									0	0	0
Increase (reduction) in estimates of net ultimate losses									0	0	0
Increase (reduction) in provisions for unallocated LAE									0	0	0
Amortization of deferred charge assets and deferred gain liabilities									43,246	37,744	13,781
Amortization of fair value adjustments									27,506	50,573	7,493
Changes in fair value - fair value option									119,046	117,181	6,664
Total net incurred losses and LAE									$ 189,798	$ 205,498	$ 27,938